Income Taxes - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Federal	Dec. 31, 2012 Illinois
Schedule Of Income Taxes [Line Items]
Operating Loss Carryforwards			$ 17,000,000	$ 19,200,000
Operating Loss Carryforwards, expiration year			Expire in varying amounts through 2022	Expire in varying amounts through 2029
Alternative minimum tax credits	$ 263,000	$ 263,000